Document and Entity Information	Nov. 15, 2021
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001869673
Document Type	8-K
Document Period End Date	Nov. 15, 2021
Entity Registrant Name	Berenson Acquisition Corp. I
Entity Incorporation State Country Code	DE
Entity File Number	001-40843
Entity Tax Identification Number	87-1070217
Entity Address, Address Line One	667 Madison Avenue
Entity Address, Address Line Two	18th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10065
City Area Code	(212)
Local Phone Number	935-7676
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Units Each Consisting Of One Share Of Class A Common Stock And One Half Of One Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of one share of Class A Common Stock and one-half of one Warrant
Trading Symbol	BACA.U
Security Exchange Name	NYSE
Class 160 A Common Stock Par Value 0.0001 Per Share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A Common Stock, par value $0.0001 per share
Trading Symbol	BACA
Security Exchange Name	NYSE
Warrants Each Whole Warrant Exercisable For One Share Of Class A Common Stock At An Exercise Price Of 11.50 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants, each whole warrant exercisable for one share of Class A Common Stock at an exercise price of $11.50
Trading Symbol	BACA WS
Security Exchange Name	NYSE